Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ 32,492	$ 342
Realized and mark-to-market gains:
Included in cost of sales	[1]	48,218	32,150
Purchases and settlements:
Purchases		538	0
Settlements	[1]	(2,226)	0
Transfers out of Level 3		0	0
Balance, end of period		79,022	32,492
Change in unrealized gains relating to instruments still held at end of period		48,938	$ 32,150
Decrease in Fair Value Realized and Capitalized During Period		$ 700

[1]	Does not include the decrease in fair value of $0.7 million related to the realized gains capitalized during the year ended December 31, 2016